Derivative Financial Instruments - Fair Value Hedges (Details) - Long-term borrowings - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying Value of Hedged Items	$ 879	$ 0
Currently Designated
Fair Value, Option, Quantitative Disclosures [Line Items]
Cumulative Fair Value Hedging Adjustment Included in the Carrying Value of Hedged Items	5	0
No Longer Designated
Fair Value, Option, Quantitative Disclosures [Line Items]
Cumulative Fair Value Hedging Adjustment Included in the Carrying Value of Hedged Items	$ 0	$ 0